Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Table
Debt at December 31 consisted of:

	2015		2014
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	$498.1	$528.7	$497.8	$535.6
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.7	376.0	295.5	400.6
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	395.0	490.6	394.8	527.9
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	346.4	352.8	346.3	378.9
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.0	362.0	0	0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $614.4 and $632.8)	612.8	612.8	630.3	684.5
Other debt instruments	164.9	164.9	0	0
Total	$2,707.9	$2,887.8	$2,164.7	$2,527.5

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The other debt instruments reported in the table above represent ARX indebtedness and consist of:

Type of debt instrument	Number of Instruments	Carrying Value	Stated Maturity Date(s)
Term loans	2	$87.1	December 2018 and 2019
Junior subordinated notes[1]	2	41.2	June 2036 and 2037
Senior notes	4	24.0	Various[2]
Surplus note	1	12.6	November 2021
Total		$164.9
1 ARX issued junior subordinated floating rate notes to trusts established by ARX in connection with issuances of trust preferred securities by the trust(discussed below).
[2] The senior notes mature in May 2033, April 2034, December 2034, and June 2035.

Aggregate Principal Payments on Debt Outstanding	Aggregate required principal payments on debt outstanding at December 31, 2015, are as follows:

(millions)
Year	Payments
2016	$27.2
2017	27.2
2018	27.2
2019	13.4
2020	3.0
Thereafter	2,631.3
Total	$2,729.3

Cash Flow Hedging [Member]
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The original unrealized gain (loss) at the time of each debt issuance and the unamortized balance at December 31, 2015, on a pretax basis, of these hedges, were as follows:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2015
3.75% Senior Notes	$(5.1)	$(3.1)
6 5/8% Senior Notes	(4.2)	(3.0)
6.25% Senior Notes	5.1	3.9
4.35% Senior Notes	(1.6)	(1.6)
3.70% Senior Notes	(12.9)	(12.6)
6.70% Debentures	34.4	3.9